Derivatives - Schedule of Derivative Instruments (Details) £ in Millions, $ in Millions	Sep. 30, 2024 GBP (£)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 GBP (£)	Mar. 31, 2024 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | £	£ 360.0		£ 728.0
Designated as Hedging Instrument | Cash Flow Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative, notional amount | $		$ 461		$ 919